Share-Based Payment Arrangements - Valuation Inputs (Details) - SS - GBP (£)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)		£ 54.52
Risk-free rate	4.49%	4.23%
Expected volatility	50.14%	50.36%
Expected dividends	0.00%	0.00%
Fair value of option (in gbp per share)		£ 35.68
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)	£ 36.81
Fair value of option (in gbp per share)	£ 32.85
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)	£ 38.75
Fair value of option (in gbp per share)	£ 33.49